111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

December 26, 2019

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	MFS® Series Trust VIII (the “Trust”), (File Nos. 33-37972 and 811-5262) on behalf of MFS® Strategic Income Fund (the “Fund”); Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 51 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 49 to the above-captioned Registration Statement.

This Amendment is being filed for the purpose of updating the Fund’s strategy and expense information and, in connection therewith, making certain other changes.

Additionally, the wording “report does not exist” which appear throughout the prospectus will be replaced in certain instances with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call the undersigned at (617) 954-4384 or Corey Bradley at (617) 954-4915.

Sincerely,

AMANDA S. MOORADIAN
Amanda Mooradian
Assistant Vice President and Counsel

AM/ccs

Enclosures